Related party transactions (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Purchases of inventory and services	$ 5.6	$ 5.1	$ 4.8
Proceeds from sale of equipment and services	$ 1.1	$ 1.1	$ 4.0